Significant Accounting Policies: Basic and Diluted Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Net Income	$ 1,206,306	$ (326,269)	$ 4,869,839	$ 884,596	$ 1,432,655	$ 3,187,771
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,560,913	45,155,000	45,705,105	45,088,400	45,109,767	45,000,000
FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,973,885	45,155,000	46,118,077	45,357,724	45,371,956	45,218,238
BASIC EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02	$ 0.03	$ 0.07
FULLY DILUTED EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02	$ 0.03	$ 0.07
Net income applicable to common shareholders					$ 1,432,655	$ 3,187,771